Stockholders' Deficiency	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Stockholders' Deficiency

STOCKHOLDERS’ DEFICIENCY

Authorized stock

As at September 30, 2016, the Company is authorized to issue 125,000,000 (December 31, 2015 – 100,000,000) shares of common stock ($0.001 par value) and 10,000,000 (December 31, 2015 – 1,000,000) shares of preferred stock ($0.001 par value).

In contemplation of the acquisition of iMedical on February 2, 2016, the Company’s Board of Directors and shareholders approved the increase in authorized capital stock from 100,000,000 shares of common stock to 125,000,000 shares of common stock, with a par value of $0.001 per share, and from 1,000,000 shares of preferred stock to 10,000,000 shares of preferred stock, with a par value of $0.001 per share.

Issued and outstanding stock

a)       Acquisition transaction

As explained in detail in Note 1 to the condensed consolidated financial statements, with the closing of the Acquisition Transaction on February 2, 2016:

•         Biotricity’s sole existing director resigned and a new director who is the sole director of the Company was appointed to fill the vacancy;

•         Biotricity’s sole Chief Executive Officer and sole officer, who beneficially owned 6,500,000 shares of outstanding common stock, resigned from all positions and transferred all of his shares back for cancellation;

•         The existing management of the Company were appointed as executive officers; and

•         The existing shareholders of the Company entered into a transaction whereby their existing common shares of the Company were exchanged for either (a) a new class of shares that are exchangeable for shares of Biotricity’s common stock, or (b) shares of Biotricity’s common stock, which (assuming exchange of all such exchangeable shares) would equal in the aggregate a number of shares of Biotricity’s common stock that constitute 90% of Biotricity’s issued and outstanding shares.

In addition, effective on the closing date of the acquisition transaction:

•         Biotricity issued approximately 1.197 shares of its common stock in exchange for each common share of the Company held by the Company shareholders who in general terms, are not residents of Canada (for the purposes of the Income Tax Act (Canada).  Accordingly the Company issued 13,376,947 shares;

•         Shareholders of the Company who in general terms, are Canadian residents (for the purposes of the Income Tax Act (Canada)) received approximately 1.197 Exchangeable Shares in the capital of Exchangeco in exchange for each common share of the Company held.  Accordingly the Company issued 9,123,031 exchangeable shares;

•         Each outstanding option to purchase common shares in the Company (whether vested or unvested) was exchanged, without any further action or consideration on the part of the holder of such option, for approximately 1.197 economically equivalent replacement options with an inverse adjustment to the exercise price of the replacement option to reflect the exchange ratio of approximately 1.197:1;

•         Each outstanding warrant to purchase common shares in the Company was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each Warrant, with an inverse adjustment to the exercise price of the Warrants to reflect the exchange ratio of approximately 1.197:1

•         Each outstanding advisor warrant to purchase common shares in the Company was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each Advisor Warrant, with an inverse adjustment to the exercise price of the Advisor Warrants to reflect the exchange ratio of approximately 1.197:1; and

•         The outstanding 11% secured convertible promissory notes of the Company were adjusted, in accordance with the adjustment provisions thereof, as and from closing, so as to permit the holders to convert (and in some circumstances permit the Company to force the conversion of) the Convertible Promissory Notes into shares of the common stock of Biotricity at a 25% discount to purchase price per share in Biotricity’s next offering.

Issuance of preferred stock, common stock, exchangeable shares and cancellation of shares in connection with the reverse takeover transaction as explained above represents recapitalization of capital retroactively adjusting the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree.

At September 30, 2016 and December 31, 2015 there were 17,045,964 and 15,876,947, respectively, shares of common stock issued and outstanding. Additionally, as of September 30, 2016, there were 9,123,031 outstanding exchangeable shares. There is currently one share of the Special Voting Preferred Stock issued and outstanding held by one holder of record, which is the Trustee in accordance with the terms of the Trust Agreement.

Out of outstanding common stock of 17,045,964 as at September 30, 2016, 750,000 are held in escrow and subject to forfeiture in the event the Company does not raise at least $6 million by May 2, 2017 with provisions for pro rata adjustments for the financing raised so far.

b)       Share issuances

During the quarter ended September 30, 2016, as explained in Note 6, the Company issued 912,652 common stock in connection with the conversion of notes.

During the quarter ended September 30, 2016, the Company issued an aggregate of 125,000 shares of common stock to five consultants. $375,000 representing the fair value of the shares issued were charged to operations.

The Company issued an aggregate of 131,365 shares of its common stock upon exercise of warrants and received $105,500 of exercise cash proceeds.

c)       Warrant issuances

During the quarter ended September 30, 2016, the Company issued 65,000 warrants in connection with consulting services. These warrants were fair valued amounting to approximately $68,677 and were charged to the statement of operations.

d)       Stock-based compensation

On March 30, 2015, iMedical approved Directors, Officers and Employees Stock Option Plan, under which it authorized and issued 3,000,000 options.  This plan was established to enable the Company to attract and retain the services of highly qualified and experience directors, officers, employees and consultants and to give such person an interest in the success of the Company.  As of September 30, 2016 and December 31, 2015, there were 200,500 outstanding options at an exercise price of $.0001. These options now represent the right to purchase shares of the Company’s common stock using the same exchange ratio of approximately 1.197:1. No other grants will be made under this plan.

In addition, on February 2, 2016, the Board of Directors of the Company approved 2016 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to advance the interests of the participating company group and its stockholders by providing an incentive to attract, retain and reward persons performing services for the participating company group and by motivating such persons to contribute to the growth and profitability of the participating company group. The Plan seeks to achieve this purpose by providing for awards in the form of options, stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units and other stock-based awards.

The Plan shall continue in effect until its termination by the Committee; provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date.  The maximum number of shares of stock that may be issued under the Plan pursuant to awards shall be equal to 3,750,000 shares; provided that the maximum number of shares of stock that may be issued under the Plan pursuant to awards shall automatically and without any further Company or shareholder approval, increase on January 1 of each year for not more than 10 years from the Effective Date, so the number of shares that may be issued is an amount no greater than 15% of the Company’s outstanding shares of stock and shares of stock underlying any outstanding exchangeable shares as of such January 1; provided further that no such increase shall be effective if it would violate any applicable law or stock exchange rule or regulation, or result in adverse tax consequences to the Company or any participant that would not otherwise result but for the increase.

During the quarter months ended September 30, 2016, the Company granted an officer options to purchase an aggregate of 2,499,998 shares of common stock at an exercise price of $2.20. The options have a three year vesting and the fair value of the options are expensed over a three year period. During the nine months ended September 30, 2016, $196,142 was charged to operations as stock based compensation costs for the options.

The following assumptions were used to value the options:

Exercise price ($)	0.00
Risk free interest rate	0.69%
Expected term (Years)	3.00
Expected volatility	103%
Expected dividend yield	0%
Expected forfeiture (attrition) rate	0.00%

At September 30, 2016 the Company had the following warrant securities outstanding:

	Broker warrants	Consultant warrants	Warrants with convertible notes (Note 6)	Total
December 31, 2015	271,742	380,000	-	651,742
RTO adjustment*	53,503	74,860	-	128,363
After RTO	325,245	454,860	-	780,105
Less: Exercised		(131,365)	-	(131,365)
Less: Expired		(245,695)	-	(245,695)
Add: Issued		65,000	827,500	892,500
As at September 30, 2016	325,245	142,800	827,500	1,295,545
Exercise price	$ 1.00	$ 0.81-$2.00	$ 2.00
Expiration date	September 2017 to May 2018	October 2016 - August 2019	March 2021 to September 2021

*As explained above, on February 2, 2016 all outstanding warrants have been increased by a factor of 1.197.

During the nine months ended September 30, 2016, 245,695 warrants expired unexercised.

STOCKHOLDERS’ DEFICIENCY

Exchange Agreement

As explained in detail in Note 1 to the consolidated financial statements, with the closing of the Acquisition Transaction on February 2, 2016:

•         Biotricity’ s sole existing director resigned and a new director who is the sole director of the Company was appointed to fill the vacancy;

•         Biotricity’ s sole Chief Executive Officer and sole officer, who beneficially owned 6,500,000 shares of outstanding common stock, resigned from all positions and transferred all of his shares back for cancellation;

•         The existing management of the Company were appointed as executive officers; and

•         The existing shareholders of the Company entered into a transaction whereby their existing common shares of the Company were exchanged for either (a) a new class of shares that are exchangeable for shares of Biotricity’s common stock, or (b) shares of Biotricity’s common stock, which (assuming exchange of all such exchangeable shares) would equal in the aggregate a number of shares of Biotricity’s common stock that constitute 90% of Biotricity’s issued and outstanding shares.

In addition, effective on the closing date of the acquisition transaction:

•         Biotricity issued approximately 1.197 shares of its common stock in exchange for each common share of the Company held by the Company shareholders who in general terms, are not residents of Canada (for the purposes of the Income Tax Act (Canada).  Accordingly the Company issued 13,376,947 shares;

•         Shareholders of the Company who in general terms, are Canadian residents (for the purposes of the Income Tax Act (Canada)) received approximately 1.197 Exchangeable Shares in the capital of Exchangeco in exchange for each common share of the Company held.  Accordingly the Company issued 9,123,031 exchangeable shares;

•         Each outstanding option to purchase common shares in the Company (whether vested or unvested) was exchanged, without any further action or consideration on the part of the holder of such option, for approximately 1.197 economically equivalent replacement options with an inverse adjustment to the exercise price of the replacement option to reflect the exchange ratio of approximately 1.197:1;

•         Each outstanding warrant  to purchase common shares in the Company was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each Warrant, with an inverse adjustment to the exercise price of the Warrants to reflect the exchange ratio of approximately 1.197:1

•         Each outstanding advisor/broker warrant to purchase common shares in the Company was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each advisor/broker warrant, with an inverse adjustment to the exercise price of the advisor/broker warrants to reflect the exchange ratio of approximately 1.197:1; and

•         The outstanding 11% secured convertible promissory notes of the Company were adjusted, in accordance with the adjustment provisions thereof, as and from closing, so as to permit the holders to convert (and in some circumstances permit the Company to force the conversion of) the Convertible Debentures into shares of the common stock of Biotricity at a 25% discount to purchase price per share in Biotricity's next offering

Issuance of preferred stock, common stock, exchangeable shares and cancellation of shares in connection with the reverse takeover transaction as explained above represents recapitalization of capital retroactively adjusting the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree as at January 1, 2014.

The following equity movement includes the retroactive adjustments of above transaction.

Authorized stock

As at December 31, 2015, the Company is authorized to issue 100,000,000 (2014: 100,000,000) shares of common stock ($0.001 par value) and 1,000,000 (2014:  1,000,000) shares of preferred stock ($0.001 par value).

Issued and outstanding stock

During April 2014, Sensor entered into agreements for issuance of warrants against services with four of its then stockholders and issued 568,575 (475,000 Pre-Exchange Agreement) warrants entitling those stockholders to purchase one common share against each warrant at an exercise price of $0.38 ($0.46 Pre-Exchange Agreement) per warrant to be exercised within one year from the issuance date.  The fair value of the warrants on the issuance date was $400,335, which is included as consulting charges in general and administrative expenses during the year ended December 31, 2014 with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 365 days, dividend yield of 0%, stock price of $0.46, a risk free rate of 0.06% and expected volatility of 105%, determined based on comparable companies historical volatilities.

Pursuant to roll over agreements dated August 11, 2014, as described in Note 1, all the above warrants which were issued by Sensor were cancelled and were reissued by Biotricity Inc.

During June and July 2014, Sensor issued 1,400,490 (1,170,000 Pre-Exchange Agreement) common shares through various subscription agreements issue at price of $ 0.39 ($0.47 Pre-Exchange Agreement) for aggregate cash proceeds of $545,278.

During July 2014, Sensor issued 169,974 (142,000 Pre-Exchange Agreement) common shares for consulting services at fair value of $0.39 ($0.47 Pre-Exchange Agreement) per share, determined based on recent private placements.  Accordingly, the Company recognized $66,179 as consulting expenses, which are included in general and administrative expenses during the year ended December 31, 2014 with corresponding credit to common stock and additional paid in capital.

As described in Note 1, On August 11, 2014, all the stockholders of Sensor entered into a series of roll over agreements for the sale of their shares to iMedical Inc. in accordance with section 85 (1) of the Income Tax Act (Canada).  Pursuant to these agreements, all the stockholders of Sensor received twice the number of shares of iMedical in exchange for their shares in Sensor.  Accordingly, iMedical issued 14,159,911 (11,829,500 Pre-Exchange Agreement) shares in exchange for 7,079,955 (5,914,750 Pre-Exchange Agreement) shares of Sensor, which were subsequently cancelled as a result of amalgamation.  The amalgamation became effective from November 21, 2014, pursuant to approval by Canada Revenue Agency.  Immediately prior to Amalgamation, iMedical had net liabilities of $237,348 and 3,950,100 (3,300,000 Pre-Exchange Agreement) outstanding shares of common stock, which are presented in the consolidated financial statements.

During November 2014, iMedical issued 1,240,092 (1,036,000 Pre-Exchange Agreement) units at an exercise price of $0.92 ($1.10 Pre-Exchange Agreement) and received gross cash proceeds of $1,142,837 (net proceeds of $1,104,229).  Each unit comprised of 1,240,092 (1,036,000 Pre-Exchange Agreement) common shares and 1,860,138 (1,554,000 Pre-Exchange Agreement) warrants to be exercised at $ 0.92 ($1.10 Pre-Exchange Agreement) within 120 to 270 days from the date of issuance.  In connection with the proceeds received, the Company paid in cash $38,609 as finder’s fees and issued 61,142 (51,080 Pre-Exchange Agreement) broker warrants to be exercised at $0.92 ($1.10 Pre-Exchange Agreement) within 365 days from the date of issuance.  The fair value of these warrants amounting to $246,671 has been estimated using a multi-nomial lattice model with an expected life of 365 days, dividend yield of 0%, stock price of $1.10, a risk free rate ranging from 0.02% to 0.07% and expected volatility of 89%, determined based on comparable companies historical volatilities.  The fair value of these warrants were allocated to cash with corresponding credit to additional paid-in-capital.  During May 2015, 962,388 (804,000 Pre-Exchange Agreement) warrants expired out of total issuance of 1,860,138 (1,554,000 Pre-Exchange Agreement).

In addition during November 2014, 179,550 (150,000 Pre-Exchange Agreement) warrants were exercised at a price of $0.37 ($0.44 Pre-Exchange Agreement) per share and the Company received cash proceeds of $66,188, which has been credited to additional paid in capital.

During March and May 2015, 598,500 (500,000 Pre-Exchange Agreement) warrants were exercised at a price of $0.84 ($1.01 Pre-Exchange Agreement) per share and the Company received gross cash proceeds of $500,584 (net proceeds of $470,758).  In connection with the proceeds received, the Company paid in cash $35,420 as finder’s fees and issued 41,895 (35,000 Pre-Exchange Agreement) broker warrants which were fair valued at $5,594 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 365 days, dividend yield of 0%, stock price of $0.84 ($1.01 Pre-Exchange Agreement), a risk free rate ranging from 0.04% to 1.07% and expected volatility of 94%, determined based on comparable companies historical volatilities.

During May 2015, the Company repurchased 1,316,700 (1,100,000 Pre-Exchange Agreement) of its outstanding common shares at cost from a related party, by virtue of significant influence.  These shares were cancelled upon their repurchase.

During August and September 2015, 299,250 (250,000 Pre-Exchange Agreement) warrants were exercised at a price of $0.88 ($1.05 Pre-Exchange Agreement) per share and the Company received gross cash proceeds of $253,800 (net proceeds of $236,438).  In connection with the proceeds received, the Company paid in cash $17,362 as finder’s fees and issued 20,947 (17,500 Pre-Exchange Agreement) broker warrants which were fair valued at $14,627 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 24 months, a risk free rate ranging from 0.04% to 1.07%, stock price of $2 and expected volatility in the range of 98% to 100%, determined based on comparable companies historical volatilities.

During September and October 2015, the Company entered into agreements for the issuance for a total of 724,185 (605,000 Pre-Exchange Agreement) warrants against services entitling to purchase one common share against each warrant at an exercise price of $0.84 ($1 Pre-Exchange Agreement) per warrant to be exercised within 180 to 730 days from the issuance date.  The fair value of the warrants on the issuance date was $672,749, which is included as consulting charges in general and administrative expenses during the year ended December 31, 2015 with corresponding credit to additional paid-in-capital.   The fair value has been estimated using a multi-nomial lattice model with an expected life ranging from 180 to 730 days, a risk free rate ranging from 0.04% to 1.07%, stock price of $2, annual attrition rate of 5% and expected volatility in the range of 98% to 100%, determined based on comparable companies historical volatilities.

Issuance of preferred stock, common stock, exchangeable shares and cancellation of shares in connection with the reverse takeover transaction as explained above represents recapitalization of capital retroactively adjusting the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree.

At December 31, 2015 there were 15,876,947 (December 31, 2014: 12,905,394) shares of common stock issued and outstanding, respectively, and exchangeable shares of 9,123,031 as at December 31, 2015 and December 31, 2014.   There is currently one share of the Special Voting Preferred Stock issued and outstanding held by one holder of record, which is the Trustee in accordance with the terms of the Trust Agreement.

Out of outstanding common stock as at December 31, 2015, 750,000 are held in escrow and subject to forfeiture.  Of the shares of Common Stock and exchangeable shares issued and outstanding approximately 22,500,000 of such shares are or would be restricted shares under the Securities Act.

Stock-based compensation

On March 30, 2015, the Company approved Directors, Officers and Employees Stock Option Plan, under which it authorized and issued 3,591,000 (3,000,000 Pre-Exchange Agreement) options.  This plan was established to enable the Company to attract and retain the services of highly qualified and experience directors, officers, employees and consultants and to give such person an interest in the success of the Company.

The fair value of each option granted is estimated at the time of grant using multi-nomial lattice model using the following assumptions:

2015
Exercise price ($)	0.0001
Risk free interest rate	0.04% to 1.07%
Expected term (Years)	10
Expected volatility	94%
Expected dividend yield	0%
Fair value of option ($)	0.74
Expected forfeiture (attrition) rate	5% to 20%

50% of the grants will either vest immediately or at the time of FDA (Food and Drug Administration) filing date and 50% will vest upon Liquidity Trigger.  Liquidity Trigger means the day on which the board of directors resolve in favour of i) the Company is able to raise a certain level of financing;  ii) a reverse takeover transaction that results in the Company being a reporting issuer, and iii) initial public offering that results in the Company being a reporting issuer.

These grants will expire on the tenth anniversary of the grant date.  The risk free interest rate is based on the yield of U.S. Treasury securities that correspond to the expected holding period of the options. The volatility was determined based on comparable companies’ historical volatilities. The expected forfeiture (attrition) rates were based on the position of the employee receiving the options. The dividend yield was based on an expected future dividend rate for the period at the time of grant.

The following table summarizes the stock option activities of the Company:

	Number of options	Weighted average exercise price ($)
Granted	3,591,000	0.0001
Exercised	(3,390,503)	0.0001
Outstanding as of December 31, 2015	200,497	0.0001

The fair value of options at the issuance date were determined at $2,257,953 which were fully expensed during the year ended December 31, 2015 based on vesting period and were included in general and administrative expenses with corresponding credit to additional paid-in-capital.

During the year ended December 31, 2015, 3,390,503 (2,832,500 Pre-Exchange Agreement) options were exercised by those employees who met the vesting conditions as described above.